Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
January 31, 2023
EMD-NPRT1-0423
1.931229.111
Common Stocks - 94.9%
	Shares	Value ($)
Bermuda - 0.9%
Credicorp Ltd. (United States)	30,854	4,143,692
Pacific Basin Shipping Ltd.	3,003,830	1,060,020
TOTAL BERMUDA		5,203,712
Brazil - 5.8%
Enauta Participacoes SA	2,402,729	7,123,510
Equatorial Energia SA	1,157,067	6,386,742
Localiza Rent a Car SA	578,098	6,742,939
Localiza Rent a Car SA	2,412	20,075
LOG Commercial Properties e Participacoes SA	1,190,403	4,267,938
Rumo SA	1,657,338	6,000,802
Suzano Papel e Celulose SA	503,879	4,601,743
TOTAL BRAZIL		35,143,749
Cayman Islands - 14.7%
ASMPT Ltd.	666,369	5,503,960
BizLink Holding, Inc.	734,175	6,435,039
Chailease Holding Co. Ltd.	1,281,603	9,649,980
Fu Shou Yuan International Group Ltd.	8,209,304	6,926,741
Haitian International Holdings Ltd.	2,439,266	7,485,996
Hansoh Pharmaceutical Group Co. Ltd. (a)	2,372,248	4,855,308
Innovent Biologics, Inc. (a)(b)	1,441,644	7,851,847
New Horizon Health Ltd. (a)(b)	2,034,858	7,920,024
Parade Technologies Ltd.	230,862	7,132,927
Tongdao Liepin Group (b)	4,912,173	6,736,124
WH Group Ltd. (a)	8,994,636	5,539,478
XP, Inc. Class A (b)	359,146	6,399,982
Zai Lab Ltd. (b)	1,505,709	6,298,090
TOTAL CAYMAN ISLANDS		88,735,496
Chile - 1.7%
Banco de Chile sponsored ADR (c)	246,981	5,426,173
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	50,350	4,911,139
TOTAL CHILE		10,337,312
China - 8.2%
China Communications Services Corp. Ltd. (H Shares)	14,738,262	5,608,494
Haier Smart Home Co. Ltd. (A Shares)	1,358,024	5,191,663
Pharmaron Beijing Co. Ltd. (H Shares) (a)	775,083	5,681,297
Shenzhen Expressway Co. Ltd. (H Shares)	6,353,458	5,809,512
Sinopec Engineering Group Co. Ltd. (H Shares)	13,468,570	6,789,066
Sinopharm Group Co. Ltd. (H Shares)	1,623,402	3,978,946
TravelSky Technology Ltd. (H Shares)	2,897,544	6,022,702
Tsingtao Brewery Co. Ltd. (H Shares)	525,856	5,077,054
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	2,704,431	5,277,786
TOTAL CHINA		49,436,520
Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S) (b)(d)	167,549	13,330
TCS Group Holding PLC unit (b)(d)	59,253	99,993
TOTAL CYPRUS		113,323
Hong Kong - 5.1%
China Merchants Holdings International Co. Ltd.	3,895,520	5,460,834
China Resources Beer Holdings Co. Ltd.	706,525	5,318,920
Far East Horizon Ltd.	7,089,379	6,403,666
Guangdong Investment Ltd.	6,308,274	6,853,429
Sinotruk Hong Kong Ltd.	4,008,170	6,929,933
TOTAL HONG KONG		30,966,782
Hungary - 1.2%
Richter Gedeon PLC	310,452	6,997,797
India - 13.7%
Bharat Electronics Ltd.	4,927,864	5,745,958
Computer Age Management Services Private Ltd.	157,168	4,403,618
Cyient Ltd.	402,548	4,347,781
Deccan Cements Ltd.	532,315	3,074,310
Eicher Motors Ltd.	146,387	5,864,436
Embassy Office Parks (REIT)	1,320,443	5,304,756
Hindustan Aeronautics Ltd.	197,517	6,194,460
Indraprastha Gas Ltd.	869,684	4,537,325
Indus Towers Ltd.	2,586,092	4,864,790
ITC Ltd.	1,424,327	6,159,918
Mahanagar Gas Ltd.	425,842	4,615,870
Manappuram General Finance & Leasing Ltd.	827,372	1,170,378
Oberoi Realty Ltd.	473,985	4,783,435
Petronet LNG Ltd.	1,908,058	5,089,963
Power Grid Corp. of India Ltd.	2,069,805	5,504,410
Shriram Transport Finance Co. Ltd.	426,071	6,735,835
Torrent Pharmaceuticals Ltd.	237,034	4,423,729
TOTAL INDIA		82,820,972
Indonesia - 2.4%
PT Astra International Tbk	10,959,842	4,403,140
PT Bank Mandiri (Persero) Tbk	8,432,704	5,619,015
PT United Tractors Tbk	2,811,400	4,615,635
TOTAL INDONESIA		14,637,790
Korea (South) - 10.9%
Coway Co. Ltd.	125,042	5,663,530
Db Insurance Co. Ltd.	142,001	7,558,187
Fila Holdings Corp.	163,644	5,162,386
Hana Financial Group, Inc.	113,565	4,506,118
Hanon Systems	845,262	6,298,126
Hansol Chemical Co. Ltd.	33,328	5,739,587
Hyundai Fire & Marine Insurance Co. Ltd.	271,293	6,821,869
KB Financial Group, Inc.	29,831	1,357,812
LG Corp.	88,360	5,943,273
SaraminHR Co. Ltd.	224,452	5,420,004
Shinhan Financial Group Co. Ltd.	188,091	6,352,423
Soulbrain Co. Ltd.	26,583	5,069,687
TOTAL KOREA (SOUTH)		65,893,002
Luxembourg - 1.1%
Tenaris SA sponsored ADR	180,034	6,382,205
Malaysia - 0.0%
Scientex Bhd warrants 1/14/26 (b)	130,640	18,504
Mexico - 8.6%
Becle S.A.B. de CV	968,943	2,342,279
FIBRA Macquarie Mexican (REIT) (a)	2,934,375	4,960,100
Fibra Uno Administracion SA de CV	3,445,089	4,665,291
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	366,317	6,324,102
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	26,866	7,307,552
Grupo Aeroportuario Norte S.A.B. de CV	636,980	5,808,440
Grupo Comercial Chedraui S.A.B. de CV	1,546,736	7,608,622
Qualitas Controladora S.A.B. de CV	988,654	5,452,941
Regional S.A.B. de CV	855,591	7,382,059
TOTAL MEXICO		51,851,386
Netherlands - 0.0%
X5 Retail Group NV GDR (Reg. S) (b)(d)	101,790	21,253
Philippines - 0.8%
Robinsons Land Corp.	17,296,740	4,845,278
Russia - 0.0%
LSR Group OJSC (b)(d)	67,346	89,780
Saudi Arabia - 2.3%
Bupa Arabia for Cooperative Insurance Co.	194,157	8,091,168
Saudi Airlines Catering Co. (b)	288,430	5,810,101
TOTAL SAUDI ARABIA		13,901,269
Singapore - 1.0%
First Resources Ltd.	5,327,585	6,243,866
South Africa - 3.8%
Bidvest Group Ltd./The	422,801	5,457,049
FirstRand Ltd.	1,442,066	5,341,446
Impala Platinum Holdings Ltd.	473,627	5,480,735
Mr Price Group Ltd.	701,841	6,633,204
TOTAL SOUTH AFRICA		22,912,434
Taiwan - 6.9%
Cleanaway Co. Ltd.	811,842	4,899,996
International Games Systems Co. Ltd.	422,242	6,979,497
Makalot Industrial Co. Ltd.	766,406	5,590,407
Poya International Co. Ltd.	450,814	7,823,332
Unimicron Technology Corp.	1,813,493	8,342,088
Yageo Corp.	440,549	7,989,456
TOTAL TAIWAN		41,624,776
Thailand - 0.4%
Siam Global House PCL (For. Reg.)	3,853,774	2,451,600
Turkey - 1.0%
Mavi Jeans Class B (a)	967,014	5,968,889
United Arab Emirates - 2.2%
Aldar Properties PJSC	6,047,670	7,178,634
Emirates NBD Bank PJSC (b)	1,737,611	6,126,177
TOTAL UNITED ARAB EMIRATES		13,304,811
United Kingdom - 0.9%
Bank of Georgia Group PLC	168,718	5,553,706
United States of America - 1.2%
Afya Ltd. (b)	460,785	7,040,795
Vietnam - 0.1%
FPT Corp.	196,215	700,442
TOTAL COMMON STOCKS (Cost $533,871,071)		573,197,449

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 1.0%
Metalurgica Gerdau SA (PN) (Cost $3,697,139)	2,033,144	5,803,490

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	29,300,249	29,306,109
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	730,327	730,400
TOTAL MONEY MARKET FUNDS (Cost $30,036,509)		30,036,509

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $567,604,719)	609,037,448
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(5,254,171)
NET ASSETS - 100.0%	603,783,277

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,054,729 or 8.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	16,540,486	78,223,853	65,458,230	348,364	-	-	29,306,109	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	1,598,400	26,791,436	27,659,436	51,058	-	-	730,400	0.0%
Total	18,138,886	105,015,289	93,117,666	399,422	-	-	30,036,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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